Tax Payables Narrative (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of tax payables [abstract]
Tax payables	€ 3,560	€ 926	€ 255
Tax payable related to ACTech	3,437
Tax payable related to ACTech 2007	€ 1,497